Dec. 04, 2015
Grandeur Peak Emerging Markets Opportunities Fund

FINANCIAL INVESTORS TRUST

Grandeur Peak Emerging Markets Opportunities Fund

SUPPLEMENT DATED DECEMBER 4, 2015 TO THE PROSPECTUS DATED AUGUST 31, 2015

Grandeur Peak Emerging Markets Opportunities Fund

The footnote under the Table titled “FEES AND EXPENSES OF THE FUND” on page 2 of the Prospectus is hereby deleted in its entirety and replaced with the following:

** Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.95% and 1.70% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2016. The Adviser will be permitted to recover, on a class- by-class basis, expenses it has borne through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expenses was deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2016 except with the approval of the Fund’s Board of Trustees.

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Please retain this supplement for future reference.

Grandeur Peak Global Reach Fund

FINANCIAL INVESTORS TRUST

Grandeur Peak Global Reach Fund

SUPPLEMENT DATED DECEMBER 4, 2015 TO THE PROSPECTUS DATED AUGUST 31, 2015

Grandeur Peak Global Reach Fund

The second footnote under the Table titled “FEES AND EXPENSES OF THE FUND” on page 10 of the Prospectus is hereby deleted in its entirety and replaced with the following:

** Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.60% and 1.35% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2016. The Adviser will be permitted to recover, on a class- by-class basis, expenses it has borne through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expenses was deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2016 except with the approval of the Fund’s Board of Trustees.

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Please retain this supplement for future reference.